FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Finance Expense

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Related parties	—	—	(0.7)
Interest expense	(34.0)	(14.5)	(1.3)

	(34.0)	(14.5)	(2.0)